OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

November 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Oppenheimer Variable Account Funds (the "Registrant")
Post-Effective Amendment No. 70 under the Securities Act
and Amendment No. 65 under the Investment Company Act
File Nos. 2-93177; 811-4108

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of the Registrant, solely to register Non-Service Shares and Service Shares of Oppenheimer International Growth Fund/VA, a new series of the Registrant (the “New Fund”), in connection with a shell merger that will occur, subsequent to the New Fund’s effective registration, between the New Fund and International Growth Fund/VA (the “Panorama Growth Fund”), a series of Panorama Series Fund, a separately registered investment management company in the Oppenheimer family of funds (811-03255; 002-73969). Thus, this Amendment does not affect the currently effective prospectuses for the other series and classes of the Registrant’s shares or the information with respect to those series and classes contained in the currently effective Statement of Additional Information (“SAI”).

In light of the purpose of this filing, please note the following:

  After this filing to register the New Fund becomes effective, the Panorama Growth Fund will be merged with and into the New Fund, the effect of which will result in the Panorama Growth Fund no longer being a series of the Panorama Series Fund and becoming a series of the Registrant. The shell merger will be effective at or about the same time as the Registrant’s routine annual registration statement update.

  Pursuant to Investment Company Act Release No. IC 13768 (February 15, 1984), the Fund respectfully requests selective review of this filing only with respect to the following sections of the prospectus and SAI:

    The prospectus that we are filing for the New Fund is substantially similar and not materially different from the current prospectus for Panorama Growth Fund, dated April 30, 2013 and filed with EDGAR on March 26, 2013, except that the New Fund’s prospectus:

      Changes the name of the registrant under which the New Fund is a series;

      Adds disclosure under “The Fund’s Principal Investment Strategies and Risks” to enhance the discussion of warrants and convertible securities included under the sub-section “Common Stock and Other Equity Securities;”

      Enhances the discussion of risks of foreign securities, including special risks of developing and emerging markets, included under the sub-section “Investing in Foreign Securities;”

      Replaces the sub-section “Main Risks of Debt Securities” with the section “Debt Securities;” and

      Adds enhanced discussion under the sub-section “Risks of Derivative Investments.”

Each of the disclosures reflected in items 2 through 5 immediately above were recently reviewed and commented upon by SEC staff as part of the prospectus for Diversified Alternatives Fund/VA, a new series of the Registrant, filed on August 23, 2013 under Rule 485(a) under the 1933 Act (the “Diversified Alternatives/VA Filing”).

    The SAI that we are filing for the New Fund (the “Revised SAI”) is substantially similar and not materially different from the current SAI for the Registrant, which was most recently reviewed and commented upon by SEC staff as part of the Diversified Alternatives/VA Filing” Filing, except that as a general matter the Revised SAI adds information about the New Fund and, more specifically, adds the short sub-sections “Municipal Securities” and Hedging.”

For convenience of your review, we are happy to provide courtesy PDFs upon request.

A consent from the Registrant’s independent auditors and an opinion of counsel will be filed by Amendment. This filing is scheduled to go effective on February 10, 2014, as indicated on the facing page.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

Enclosures

cc:	Deborah D. Skeens, Esq.
Lori E. Bostrom, Esq.
Paulita A. Pike, Esq.
Rita Rubin, Esq.
Gloria J. LaFond
Arthur S. Gabinet Esq.